Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 7,700	€ 2,800
of which: Repayments and extinguishments	1,000	921
Senior long-term debt [Abstract]
of which: Issuances	14,100	15,400
of which: Repayments and extinguishments	24,700	24,100
Total non-cash changes for Subordinated Long Term Debt	209	(130)
of which: Driven by FX movements	199	18
of which: Driven by FV changes	7	(151)
Non-cash changes for Trust Preferred Securities	2	13
of which: Driven by FV Changes	(1)	10
Cash and cash equivalents comprise [Abstract]
Of which at Russian Central Bank	773	652
Of which Demand Deposit at Russian Central Bank	27	30
Interest earning time deposits with central banks	19,600	19,100
Interest earning time deposits with banks	€ 1,700	€ 2,000